13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
 fmd*ekv8
 12/31/2002
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: December 31, 2002

Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, December 31, 2002

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 35
From 13F Information Table Value Total (USD): 99,045,000.00
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn

Abbott Labs     	COM	002824100	829	20735	SH
Aflac Inc.	        COM	001055102	2681	89000	SH
American Express	COM	025816109	8247	233309	SH
American Int'l Group	COM	026874107	16534	285813	SH
Aol/Time Warner Inc	COM	02364J104	5934	452980	SH
Berkshire Hathaway	COM	084670991	2037	28	SH
Berkshire Hathaway B	COM	084670207	9675	3993	SH
Chevron Texaco	        COM	166764100	264	3976	SH
Citigroup Inc	        COM	172967101	2040	57979	SH
Coca-Cola	        COM	191216100	1968	44901	SH
Colgate Palmolive	COM	194162103	1762	33600	SH
Disney	                COM	254687106	1374	84252	SH
Electronic Data Sys	COM	285661104	5397	292848	SH
Emerson Electric	COM	291011104	1077	21181	SH
Exxon Mobil	        COM	302290101	2407	68880	SH
Fannie Mae	        COM	313586109	5561	86452	SH
Freddie Mac	        COM	313400301	1210	20499	SH
General Electric	COM	369604103	10016	411326	SH
Gillette	        COM	375766102	1389	45761	SH
Home Depot	        COM	437076102	722	30073	SH
Honeywell Int'l  	COM	438516106	486	20233	SH
Jefferson-Pilot	        COM	475070108	1408	36944	SH
Johnson & Johnson	COM	478160104	1543	28728	SH
Merck	                COM	589331107	348	6139	SH
Nestle Sa Rep Adr	COM	641069406	233	4400	SH
Pepsico Inc.     	COM	713448108	857	20290	SH
Pfizer	                COM	717081103	7981	261072	SH
Procter & Gamble	COM	742718109	1146	13336	SH
Royal Dutch Petr.	COM	780257804	316	7170	SH
Sbc Communications	COM	78387G103	217	8003	SH
Schering-Plough	        COM	806605101	348	15673	SH
United Technologies	COM	913017109	251	4060	SH
Wells Fargo & Co.	COM	949746101	680	14505	SH
Wesco Financial	        COM	950817106	1643	5300	SH
Wyeth/Amer Home Prod	COM	026609107	463	12370	SH